Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Mar. 31, 2018	[2]
Concentrations of Credit Risk
Accounts receivable balances	$ 48,305	[1],[2]	$ 20,662	[1]		$ 55,948
Revenue | Customer Concentration
Concentrations of Credit Risk
Percentage of total revenues	11.00%		12.00%		14.00%
Accounts receivable | Customer Concentration
Concentrations of Credit Risk
Percentage of total revenues	19.00%		47.00%
EQT | Revenue | Customer Concentration
Concentrations of Credit Risk
Percentage of total revenues	73.00%		75.00%		73.00%

[1]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[2]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.